CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Revenue	$ 614,943	$ 551,654	$ 2,251,469	$ 1,676,598
Net revenue	614,943	551,654	2,251,469	1,676,598
COST OF REVENUE
Cost of goods sold	320,724	226,949	783,141	556,972
Written off inventory	16,378	0	96,811	424,548
Total cost of revenue	337,102	226,949	879,951	981,520
GROSS PROFIT	277,841	324,705	1,371,517	695,078
OPERATING EXPENSES
General and administrative	683,029	370,357	2,283,107	2,584,256
Total operating expenses	683,029	370,357	2,283,107	2,584,256
OTHER INCOME (EXPENSE)
Interest expense, net of interest income	(89,060)	(32,957)	(64,690)	(52,453)
Change in fair value on derivative	(84,908)	78,978	(9,484)	(85,325)
Gain on sale of asset	0	2,643	2,643	0
Total other income (expense)	(173,968)	48,664	(71,531)	(97,945)
SBA loan forgiveness			0	39,833
Net income/(loss) before income tax provision	(579,157)	3,011	(983,121)	(1,987,122)
NET INCOME/(LOSS)	$ (579,157)	$ 3,011	$ (983,121)	$ (1,987,122)
Income/(Loss) per share - basic and diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	342,514,810	313,764,817	342,514,810	319,209,932